INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013
INVENTORIES [Abstract]
Raw materials	$ 38,479	$ 38,004
Work in process	3,962	5,001
Finished goods	23,677	20,781
Total	$ 66,118	$ 63,786